Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
12. Share-Based Compensation

In 2013, the Company’s Board adopted the 2013 Restricted Stock Plan (the “2013 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock or share options in the Company’s common stock. The Company’s Board adopted the 2023 Restricted Stock Plan (the “2023 Plan”) to replace the 2013 Plan which ended in 2023.

The 2013 and 2023 Plans are administered by the Compensation Committee with certain decisions subject to the approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 and 2023 Plans are 3,000,000 shares of common stock per plan. A holder of restricted stock, awarded under the 2013 and 2023 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.
Share awards

On March 15, 2023, under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) the Company granted a total of 47,829 restricted shares, 36,327 of which were granted to non-employee directors and 11,502 of which were granted to the officers and employees of the Company. The weighted average value of the shares granted was $12.45 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On March 17, 2023, 45,864 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $10.65 per share, vested at a fair value of $553,120. In addition on March 19, 2023, 12,159 shares which were granted in 2020 to officers and employees of the Company, all of which had a weighted average grant value of $7.90 vested at a fair value of $157,581.

On June 30, 2023, 15,627 shares which were previously granted to an officer of the Company under the 2013 Plan with a weighted average grant value of $9.84 per share, were accelerated to vesting at a fair value of $203,307. On December 31, 2023, 4,494 shares which were previously granted to a non-employee director of the Company under the 2013 Plan with a weighted average grant value of $12.45 per share, were accelerated to vesting at a fair value of $65,388.

On March 17, 2022, the Company granted 57,402 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to non-employee directors with a weighted average value of $10.40 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 18,314 restricted shares to the officers and employees of the Company with a weighted average value of $10.40 per share. In addition on April 4, 2022, the Company granted 10,000 restricted shares to the officers and employees of the Company with a weighted average value of $12.17 per share. The restricted shares issued to the officers and employees of the Company vest on the third anniversary of the grant date.

During the year ended December 31, 2022, 29,295 shares that were granted to non-employee directors in March 2021, under the 2013 Plan and which had a weighted average grant value of $10.26 per share, vested with a fair value of $311,698. In addition, 11,538 shares previously granted to non-employee directors with a weighted average grant value of $10.40, were accelerated and vested at a fair value of $119,995. Furthermore, 28,497 shares granted in 2019 with a grant value of $11.06 to officers and employees of the Company vested at a fair value of $274,240, 2,174 shares previously granted in 2021 to officers and employees with a weighted average grant value of $10.26, were accelerated and vested at a fair value of $15,000.

Restricted share grant activity for the year ended December 31, 2023, and 2022 was as follows:

	Number of granted non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2022	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11
Balance as of December 31, 2022	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	$11.44	0.81 years

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the statements of operations over the period to the vesting date. During the year ended December 31, 2023, the Company recognized $819,919 in share-based compensation costs relating to share grants (December 31, 2022: $799,902 and December 31, 2021: $1,373,292). As of December 31, 2023, there was a total of $400,282 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2022: $619,869) which are expected to be recognized over a weighted average period of 0.81 years (December 31, 2022: 1.04 years).
Share options

Share options issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of the grants. The fair value of each option is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price . The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

The movements in the existing share options during the years ended December 31, 2023, and 2022 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2022,	310,856	$21.37	$—
Issuances during the year	10,000	9.24	27,200
Balance as of December 31, 2022	320,856	20.99	—
Issuance during the year	262,412	15.45	1,180,854
Forfeited during the year	(35,875)	22.35	—
Balance as of December 31, 2023	547,393	$18.25	$1,207,654

There were 547,393 options exercisable as of December 31, 2023. The weighted average exercise price of the share options exercisable as of December 31, 2023 was $18.25. The weighted average remaining contractual term of options outstanding as of December 31, 2023, was 2.99 years.

During the year ended December 31, 2023, the Company recognized $422,936 as share-based compensation costs (December 31, 2022: $14,240 and December 31, 2021: $nil) relating to options forfeited under the 2013 Plan. As of December 31, 2023, there were $1,142,618 in unrecognized compensation costs relating to options under the 2013 Plan. As of December 31, 2023, 274,981 share options had vested but had not been exercised.
The Company has employee stock purchase plans in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of July 9, 2021, August 8, 2022,and July 17, 2023. The employee stock purchase plans have three-year vesting periods. No shares have been issued since the inception of the scheme. Using the Black-Scholes valuation model, the Company recognized compensation costs of $41,588 relating to employee stock purchase plans for the year ended December 31, 2023 (December 31, 2022: $38,220).